Material accounting policy information	6 Months Ended
Dec. 31, 2024
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Material accounting policy information
Note 1. Material accounting policy information
These general purpose financial statements for the interim half-year reporting period ended 31 December 2024 have been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001, as appropriate for for-profit
oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 Interim Financial Reporting.
These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the annual report for the year ended 30 June 2024 and any public announcements made by the Consolidated entity during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.
Classification and initial measurement of financial assets
The Consolidated entity’s other financial liabilities comprise derivatives in respect of prefunded and ordinary warrants. Prefunded and ordinary warrants are measured at fair value through profit or loss. All transactions costs in relation to the warrants are expensed immediately. Changes to the fair value of the instruments post issue will be recognised in profit or loss.
New or amended Accounting Standards and Interpretations adopted
The Consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (AASB) that are mandatory for the current reporting period. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Consolidated entity.

Going concern
The half-year financial report has been prepared on a going concern basis, which assumes continuity of normal activities and the realisation of assets and the settlement of liabilities in the ordinary course of business. For the period ended 31 December 2024 the Consolidated Entity incurred a loss after income tax of $10,453,811 (31 December 2023: $8,823,513), was in a net current liability position of $ 13,105,757 (30 June 2024: $19,652,664) and had net cash outflows from operating activities of $8,420,244 (31 December 2023: $6,334,872) for the half-year ended 31 December 2024.
As is often the case with drug development companies, the Company has not generated significant revenues nor does the Company anticipate generating significant revenues in the near future. The ability of the Consolidated Entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, and from other sources of revenue such as grant funding.
The events and conditions noted above give rise to the existence of a material uncertainty that may cast significant doubt about the Consolidated entity’s ability to continue as a going concern and, therefore, the Consolidated entity may be unable to realise its assets and discharge its liabilities in the normal course of business.
The Directors note the following with regards to the ability of the Consolidated entity to continue as a going concern:

•
The
at-the-market’
equity program (“ATM”) allows the Company to raise capital dynamically in the market, with no discount, no warrant coverage, and modest banking fees, allowing it to fund operations with minimal dilution to existing shareholders. An ATM with Oppenheimer & Co. Inc. (Oppenheimer) as sales agent was established in May 2022. Under the ATM, Kazia may offer and sell via Oppenheimer, in the form of American Depository Shares (ADSs), with each ADS representing 100 ordinary shares as at 31 December 2024. Subsequent to 31 December 2024 each ADS represents 500 ordinary shares. Further information in relation to this change is detailed in the ‘Matters subsequent to the end of the financial half-year’ and Note 20 of these financial statements. Kazia entered into an Equity Distribution Agreement, dated as of 22 April 2022 (the “Sales Agreement”), with Oppenheimer, acting as sales agent for an initial capacity of US$35 million. On 4 September 2024, the Equity Distribution Agreement was amended to increase the aggregate offering price to US$50 million. From July through December 2024, the Consolidated Entity raised total proceeds of US$4,190,155 using the ATM facility, the remaining capacity of US$36.9 million of its ordinary shares.

•	The Consolidated Entity also raised total proceeds of A$2,496,182 through its equity line of credit facility during the period, the remaining capacity on the equity line of credit is US$12,888,123.

•	On 30 March 2025 the Consolidated entity generated US$1,000,000 on the sale of cantrixil patents and trademarks.
The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore additional funding sources in both Australia and overseas including grant funding, licensing opportunities and equity investment opportunities in the Company
Accordingly, the directors have prepared the consolidated financial statements on a going concern basis. Should the above circumstances not eventuate the entity may be unable to realise its assets and discharge it liabilities in the normal course of business and at the amounts stated in these consolidated financial statements.